Plant and equipment (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	CAD 331,352	CAD 332,829
Accumulated depreciation	153,985	148,530
Net book value	177,367	184,299
Assets under capital lease, cost	115,798	101,606
Assets under capital lease, accumulated depreciation	34,413	25,007
Assets under capital lease, net book value	81,385	76,599
Total plant and equipment, cost	447,150	434,435
Total accumulated depreciation	188,398	173,537
Total plant and equipment, net book value	258,752	260,898
Addition of plant and equipment by means of capital leases	20,058	39,492
Heavy equipment
Property, Plant and Equipment [Line Items]
Cost	144,754	142,052
Accumulated depreciation	46,292	42,292
Net book value	98,462	99,760
Major component parts in use
Property, Plant and Equipment [Line Items]
Cost	117,042	112,645
Accumulated depreciation	61,464	55,895
Net book value	55,578	56,750
Other equipment
Property, Plant and Equipment [Line Items]
Cost	39,727	41,739
Accumulated depreciation	19,580	18,758
Net book value	20,147	22,981
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Cost	17,362	24,247
Accumulated depreciation	15,388	20,763
Net book value	1,974	3,484
Office and computer equipment
Property, Plant and Equipment [Line Items]
Cost	9,743	9,355
Accumulated depreciation	8,643	8,216
Net book value	1,100	1,139
Buildings
Property, Plant and Equipment [Line Items]
Cost	2,724	2,791
Accumulated depreciation	2,618	2,606
Net book value	106	185
Assets under capital lease
Property, Plant and Equipment [Line Items]
Depreciation expense	14,027	12,108	CAD 6,694
Heavy equipment
Property, Plant and Equipment [Line Items]
Assets under capital lease, cost	105,580	91,519
Assets under capital lease, accumulated depreciation	29,738	21,275
Assets under capital lease, net book value	75,842	70,244
Other equipment
Property, Plant and Equipment [Line Items]
Assets under capital lease, cost	1,851	1,945
Assets under capital lease, accumulated depreciation	484	291
Assets under capital lease, net book value	1,367	1,654
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Assets under capital lease, cost	8,344	8,142
Assets under capital lease, accumulated depreciation	4,186	3,441
Assets under capital lease, net book value	4,158	CAD 4,701
Computer Equipment
Property, Plant and Equipment [Line Items]
Assets under capital lease, cost	23
Assets under capital lease, accumulated depreciation	5
Assets under capital lease, net book value	CAD 18